Supplemental Information	12 Months Ended
Dec. 31, 2019
Disclosure Of Supplemental Information [Abstract]
Supplemental Information

NOTE 26. SUPPLEMENTAL INFORMATION

Components of changes in non-cash working capital balances are as follows:

	2019	2018
Accounts receivable	$51,152	$(32,709)
Inventory	1,157	(7,504)
Accounts payable and accrued liabilities	(61,376)	23,225
	$(9,067)	$(16,988)
Pertaining to:
Operations	$(4,493)	$(17,880)
Investments	(4,574)	892

The components of accounts receivable are as follows:

	2019	2018
Trade	$211,797	$264,589
Accrued trade	32,167	47,426
Prepaids and other	66,240	60,321
	$310,204	$372,336

The components of accounts payable and accrued liabilities are as follows:

	2019	2018
Accounts payable	$91,468	$129,493
Accrued liabilities:
Payroll	54,334	73,682
Other	53,676	71,314
	$199,478	$274,489

Precision presents expenses in the consolidated statements of earnings by function with the exception of depreciation and amortization, gain on asset disposals, loss on asset decommissioning and reversal of impairment of property, plant and equipment, which are presented by nature. Operating expense and general and administrative expense would include $282 million and $15 million (2018 – $358 million and $7 million), respectively, of depreciation and amortization, gain on asset disposals, loss on asset decommissioning and reversal of impairment of property, plant and equipment if the statements of earnings (loss) were presented purely by function. The following table presents operating and general and administrative expenses by nature:

	2019	2018
Wages, salaries and benefits	$697,935	$728,101
Purchased materials, supplies and services	429,365	422,359
Share based compensation	22,115	15,598
	$1,149,415	$1,166,058
Allocated to:
Operating expense	$1,038,967	$1,067,264
General and administrative	104,010	111,830
Restructuring	6,438	1,164
Other recoveries	—	(14,200)
	$1,149,415	$1,166,058